CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated deficit [Member]	Treasury Shares [Member]
BALANCE at Dec. 31, 2012	$ 23,106	$ 54	$ 30,138	$ (1,026)	$ (3,700)	$ (2,360)
BALANCE (in shares) at Dec. 31, 2012		18,781
Comprehensive income	2,284	$ 0	0	99	2,185	0
Dividend paid (Note 7c)	(4,532)	0	0	0	(4,532)	0
Employees share based compensation expenses	58	0	58	0	0	0
Exercise of options issued to employees from treasury shares	73	$ 0	0	0	0	73
Exercise of options issued to employees from treasury shares (in shares)		104
BALANCE at Dec. 31, 2013	20,989	$ 54	30,196	(927)	(6,047)	(2,287)
BALANCE (in shares) at Dec. 31, 2013		18,885
Comprehensive income	5,470	$ 0	0	(13)	5,483	0
Dividend paid (Note 7c)	(4,544)	0	(4,544)	0	0	0
Employees share based compensation expenses	72	0	72	0	0	0
Exercise of options issued to employees from treasury shares	424	$ 0	0	0	0	424
Exercise of options issued to employees from treasury shares (in shares)		225
BALANCE at Dec. 31, 2014	22,411	$ 54	25,724	(940)	(564)	(1,863)
BALANCE (in shares) at Dec. 31, 2014		19,110
Comprehensive income	4,886	$ 0	0	(132)	5,018	0
Dividend paid (Note 7c)	(5,758)	0	0	0	(5,758)	0
Employees share based compensation expenses	138	0	138	0	0	0
Exercise of options issued to employees from treasury shares	171	$ 0	0	0	0	171
Exercise of options issued to employees from treasury shares (in shares)		92
BALANCE at Dec. 31, 2015	$ 21,848	$ 54	$ 25,862	$ (1,072)	$ (1,304)	$ (1,692)
BALANCE (in shares) at Dec. 31, 2015		19,202